Gain on recognition of financial asset	6 Months Ended
Jun. 30, 2021
Gain on recognition of financial asset
Gain on recognition of financial asset

16. Gain on recognition of financial asset

In January 2021, Wings Therapeutics Inc. merged into Phoenicis Therapeutics Inc. by means of a non-cash transaction. ProQR holds a 3.9% interest in Phoenicis Therapeutics Inc.

The gain on recognition of financial asset for the six month period ended June 30, 2021 of € 621,000 relates to the gain realized on our investment in the equity instruments of Phoenicis Therapeutics Inc. The Company elected to recognize subsequent changes in the fair value of our investment in Phoenicis in Other Comprehensive Income. There have been no changes in the fair value of our investment in Phoenicis since the initial recognition.